Subordinated Liabilities - Total dated and undated subordinated liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Subordinated liabilities [abstract]
Opening balance as at 1 January	£ 23,383	£ 21,467
Issuances	(3,041)	(1,457)	£ (879)
Redemptions	(1,378)	(1,143)	(556)
Other	(1,220)	(1,602)
Total dated and undated subordinated liabilities as at 31 December	23,826	23,383	21,467
Consolidated and separate financial statements [line items]
Dated subordinated liabilities				£ 19,635	£ 18,888
Undated subordinated liabilities				4,191	4,495
Total subordinated liabilities	23,826	23,383	21,467	23,826	23,383
Barclays Bank PLC [member]
Subordinated liabilities [abstract]
Opening balance as at 1 January	23,871	21,955
Issuances	(3,041)	(1,457)	(879)
Redemptions	(1,378)	(1,143)	(556)
Total dated and undated subordinated liabilities as at 31 December	24,193	23,871	21,955
Consolidated and separate financial statements [line items]
Dated subordinated liabilities				4,192	4,495
Undated subordinated liabilities				20,001	19,376
Total subordinated liabilities	£ 24,193	£ 23,871	£ 21,955	£ 24,193	£ 23,871